Investment Objectives and Goals - (Allspring Taxable Fixed Income Funds)	Aug. 31, 2025
(Allspring Core Plus Bond Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of current income and capital appreciation.
(Allspring Government Securities Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income.
(Allspring High Yield Bond Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
(Allspring Short Duration Government Bond Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income consistent with capital preservation.
(Allspring Short-Term Bond Plus Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income consistent with capital preservation.
(Allspring Short-Term High Income Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
(Allspring Ultra Short-Term Income Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income consistent with capital preservation.